Other operating income and expenses - Schedule of other operating income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income [Abstract]
Gain related to the transfer of conventional assets	$ 89,659
Gain from exports increase program	81,232
Gain from farmout agreement	24,429	$ 18,218	$ 9,050
Other services income	8,492	8,480	4,236
Gain from assets disposal			9,999
Total other operating income	$ 203,812	$ 26,698	$ 23,285